Details of Significant Accounts - Summary of Net Defined benefit Liablities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance at January 1		$ 5,504	$ 5,102
Interest expense / income		60	66
Payments from plan, net defined benefit liability (asset)		5,564	5,168
Remeasurements:
Change in financial assumptions		304	162
Experience adjustments		(93)	365
Remeasurements, total		211	527
Pension fund contribution		(178)	(191)
Balance at December 31	$ 187	5,597	5,504
Present Value of Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance at January 1		7,064	6,421
Interest expense / income		77	83
Payments from plan, net defined benefit liability (asset)		7,141	6,504
Remeasurements:
Change in financial assumptions		304	162
Experience adjustments		(43)	398
Remeasurements, total		261	560
Pension fund contribution		0
Balance at December 31	247	7,402	7,064
Fair Value of Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance at January 1		(1,560)	1,319
Interest expense / income		(17)	(17)
Payments from plan, net defined benefit liability (asset)		(1,577)	(1,336)
Remeasurements:
Change in financial assumptions		0
Experience adjustments		(50)	(33)
Remeasurements, total		(50)	(33)
Pension fund contribution		(178)	(191)
Balance at December 31	$ (60)	$ (1,805)	$ (1,560)